Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
On June 14, 2021, the Merger was consummated and, following the Closing, the Company is authorized to issue 510,000,000 shares of capital stock, with a par value of $0.0001 per share. The authorized shares consisted of 500,000,000 shares of common stock and 10,000,000 shares of preferred stock. As of December 31, 2021, 221,959,711 shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding. The holders of each share of common stock are entitled to one vote per share. There were 6,361,952 shares of Legacy Proterra common stock issued and outstanding as of December 31, 2020.
The Company has retroactively adjusted the shares of Legacy Proterra stock issued and outstanding prior to June 14, 2021 to give effect to the Exchange Ratio of 0.8925 established in the Merger Agreement to determine the number of shares of Proterra common stock into which they were converted. Immediately prior to the Merger, Legacy Proterra was authorized to issue 271,920,636 shares of stock, with a par value of $0.0001 per share, with 156,276,750 shares designated as common stock and 115,643,886 shares of convertible preferred stock. All of the outstanding Legacy Proterra convertible preferred stock was converted to Legacy Proterra common stock immediately prior to the Merger. See Note 3, Reverse Recapitalization.
The following table summarizes Legacy Proterra convertible preferred stock authorized and issued and outstanding as of December 31, 2020 (in thousands):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series 1(1)	24,604	24,522	$79,564	$75,006
Series 2	5,417	5,417	24,868	24,953
Series 3	6,799	6,799	36,096	36,475
Series 4	8,175	7,749	29,901	30,000
Series 5	25,339	25,339	138,747	142,987
Series 6	12,888	12,888	79,085	80,000
Series 7	21,197	21,197	151,770	155,000
Series 8	11,225	11,225	86,648	86,875
Total	115,644	115,136	$626,679	$631,296
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(1)Including Series 1 convertible preferred stock issued through exercise of warrants and the proceeds was $0.5 million.
As of December 31, 2021, the Company had reserved shares of common stock for issuance as follows (in thousands):

2010 Equity Incentive Plan	21,040
2021 Equity Incentive Plan	10,856
2021 Employee Stock Purchase Plan	1,630
Warrants	1
Earnout Stock	18,009
Total	51,536
As of December 31, 2020, the Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows (in thousands):

Exercise of stock options to purchase common stock	23,526
Exercise of common stock warrants to purchase common stock	4,596
Issuances of shares available under stock option plans	395
Conversion of convertible preferred stock	115,576
Conversion of convertible preferred stock warrants	508
Total	144,601